Vessels, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Vessels [Abstract]
Costs Capitalised In Vessels	$ 364	$ 594
Collateral vessels carrying amount	$ 209,343